Mining Rigs	6 Months Ended
Jun. 30, 2025
Mining Rigs [Abstract]
MINING RIGS
14.	MINING RIGS

The details of mining rigs are as follows:

In thousands of USD	Mining Rigs
Cost:
At January 1, 2025	184,905
Additions (1)	156,095
At June 30, 2025	341,000
Accumulated depreciation:
At January 1, 2025	(117,480)
Charge for the period	(12,337)
At June 30, 2025	(129,817)
Impairment:
At January 1, 2025	(101)
Additions	(51)
At June 30, 2025	(152)
Net book value:
At June 30, 2025	211,031

Cost:
At January 1, 2024	168,513
Additions (1)	1,136
At June 30, 2024	169,649
Accumulated depreciation:
At January 1, 2024	(104,935)
Charge for the period	(9,487)
At June 30, 2024	(114,422)
Impairment:
At January 1, 2024	(101)
At June 30, 2024	(101)
Net book value:
At June 30, 2024	55,126

(1)	Approximately US$146.8 million and US$0.3 million of addition to mining rigs during the periods ended June 30, 2025 and 2024 was transferred from inventories.